Deposits - Summary of Deposits (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩)	[1]
Disclosure Of Deposits From Customers [Line Items]
Deposits	₩ 406,512,434	$ 314,889,140	₩ 393,928,904	[1]	₩ 377,046,282
Demand deposits in Korean won
Disclosure Of Deposits From Customers [Line Items]
Deposits	151,836,599		152,079,457
Demand deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Deposits	11,517,076		12,844,385
Demand deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	163,353,675		164,923,842
Time deposits in Korean won
Disclosure Of Deposits From Customers [Line Items]
Deposits	201,194,217		194,117,692
Fair value adjustments of fair value hedged time deposits in korean won
Disclosure Of Deposits From Customers [Line Items]
Fair value adjustments on valuation of fair value hedged items	(15)		0
Time deposits in korean won net of fair value adjustments of fair value hedged time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	201,194,202		194,117,692
Time deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Deposits	24,602,818		23,529,633
Fair value adjustments of fair value hedged time deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Fair value adjustments on valuation of fair value hedged items	(6,667)		(8,591)
Time deposits in foreign currencies net of fair value adjustments of fair value hedged time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	24,596,151		23,521,042
Time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	225,790,353		217,638,734
Certificates of deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	12,145,510		6,325,876
Deposits liabilities
Disclosure Of Deposits From Customers [Line Items]
Deposits	₩ 5,222,896		₩ 5,040,452

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.